MASTERS’ SELECT FUNDS TRUST

Supplement dated June 28, 2010
to the Prospectus of the Masters’ Select Funds Trust dated April 30, 2010

The Masters’ Select Equity Fund

The following information replaces the table on page 4 of the Prospectus:

Management

Investment Advisor	Portfolio Manager	Managed the Fund Since:

Litman/Gregory Fund Advisors, LLC	Kenneth Gregory, President	1996
	Jeremy DeGroot, CFA, Chief Investment Officer	2005

Sub-Advisor	Portfolio Manager	Managed the Fund Since:

Davis Selected Advisers, L.P.	Christopher Davis, Chairman	1999
	Kenneth Feinberg, Vice President	2002

Friess Associates, LLC	Bill D’Alonzo, Chief Executive Officer and Chief Investment Officer	2002

Southeastern Asset Management, Inc.	Mason Hawkins, Lead Portfolio Manager	1996

Harris Associates L.P.	Clyde McGregor, CFA, Portfolio Manager	2008

Sands Capital Management, LLC	Frank Sands, Jr. , CFA, Chief Investment Officer and Chief Executive Officer	2008
	A. Michael Sramek, CFA, Senior Portfolio Manager	2008
	John Freeman, Senior Portfolio Manager	2010

Turner Investment Partners, Inc.	Robert Turner, CFA, Chairman and Chief Investment Officer	2008
	Frank Sustersic, CFA, Senior Portfolio Manager/Security Analyst	2010
	Jason Shrotberger, CFA, Portfolio Manager/Security Analyst	2010

Wells Capital Management, Inc.	Richard Weiss, Senior Portfolio Advisor	1996

The Masters’ Select International Fund

The following information replaces the table on page 7 of the Prospectus:

Management

Investment Advisor	Portfolio Manager	Managed the Fund Since:

Litman/Gregory Fund Advisors, LLC	Kenneth Gregory, President	1997
	Jeremy DeGroot, CFA, Chief Investment Officer	2005

Sub-Advisor	Portfolio Manager	Managed the Fund Since:

Thornburg Investment Management, Inc.	Bill Fries, Co-Portfolio Manager	2003
	Vinson Walden, Co-Portfolio Manager	2008

Marsico Capital Management, LLC	James Gendelman, Portfolio Manager and Senior Analyst	2005

Harris Associates L.P.	David Herro, Portfolio Manager and Chief Investment Officer, International	1997

Mastholm Asset Management, LLC	Ted Tyson, Managing Director	1999
	Doug Allen, Portfolio Manager	1999

Third Avenue Management, LLC	Amit Wadhwaney, Portfolio Manager	2005

Northern Cross, LLC	Howard Appleby, CFA, Portfolio Manager	2007
	Jean-Francois Ducrest, Portfolio Manager	2007
	Jim LaTorre, CFA, Portfolio Manager	2007
	Ted Wendell, Portfolio Manager	2007

The Masters’ Select Value Fund

The following information replaces the table on page 10 of the Prospectus:

Management

Investment Advisor	Portfolio Manager	Managed the Fund Since:

Litman/Gregory Fund Advisors, LLC	Kenneth Gregory, President	2000
	Jeremy DeGroot, CFA, Chief Investment Officer	2005

Sub-Advisor	Portfolio Manager	Managed the Fund Since:

Southeastern Management, Inc.	Mason Hawkins, Lead Portfolio Manager	2000

Harris Associates L.P.	Clyde McGregor, CFA, Portfolio Manager	2008
	Bill Nygren, CFA, Portfolio Manager	2000

Franklin Mutual Advisers, LLC	Peter Langerman, CEO, President	2006

The Masters’ Select Smaller Companies Fund

The following information replaces the table on page 13 of the Prospectus:

Management

Investment Advisor	Portfolio Manager	Managed the Fund Since:

Litman/Gregory Fund Advisors, LLC	Kenneth Gregory, President	2003
	Jeremy DeGroot, CFA, Chief Investment Officer	2005

Sub-Advisor	Portfolio Manager	Managed the Fund Since:

Friess Associates, LLC	Bill D’Alonzo, Chief Executive Officer and Chief Investment Officer	2003

Reed Conner & Birdwell, LLC	Jeff Bronchick, Principal, Portfolio Manager/Analyst	2007
	Tom Kerr, Principal, Portfolio Manager/Analyst	2007

Copper Rock Capital Partners, LLC	Tucker Walsh, Portfolio Manager	2006

Sub-Advisor	Portfolio Manager	Managed the Fund Since:

First Pacific Advisors, LLC	Dennis Bryan, Partner	2010
	Rikard Ekstrand, Partner	2010

Wells Capital Management, Inc.	Richard Weiss, Senior Portfolio Advisor	2003

The Masters’ Select Focused Opportunities Fund

The following information replaces the table on page 16 of the Prospectus:

Management

Investment Advisor	Portfolio Manager	Managed the Fund Since:

Litman/Gregory Fund Advisors, LLC	Kenneth Gregory, President	2006
	Jeremy DeGroot, CFA, Chief Investment Officer	2006

Sub-Advisor	Portfolio Manager	Managed the Fund Since:

Davis Selected Advisers, L.P.	Christopher Davis, Chairman	2006
	Kenneth Feinberg, Vice President	2006

Franklin Mutual Advisers, LLC	Peter Langerman, CEO and President	2006

Sands Capital Management, LLC	Frank Sands, Jr. , CFA, Chief Investment Officer and Chief Executive Officer	2008
	A. Michael Sramek, CFA, Senior Portfolio Manager	2008
	John Freeman, Senior Portfolio Manager	2010

Please keep this Supplement with your Prospectus.